STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
STOCK-BASED COMPENSATION
Schedule of share-based compensation stock options activity

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25	26
	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,	January 3,	May 22,	March 1,	August 9,
Grant date	2017	2017	2017	2018	2018	2019	2020	2021	2022	2023	2024	2024

Outstanding as of September 30, 2022	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—	—	—
Number of options granted	—	—	—	—	—	—	—	—	—	36,000	—	—
Options exercised	—	—	—	—	(10,503)	—	—	—	—	—	—	—
Options cancelled/expired	(14,000)	—	—	(19,000)	(5,497)	—	—	(14,860)	(2,000)	—	—	—
Outstanding as of September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—	—
Number of options granted	—	—	—	—	—	—	—	—	—	—	20,000	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	(36,000)	—	(1,700)	—	—	—	—
Outstanding as of September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000	—
Number of options granted	—	—	—	—	—	—	—	1,000	—	—	—	390,000
Options exercised	—	—	—	—	—	—	—		—	—	—	—
Options cancelled/expired	—	—	—	—	—	—	(38,000)	(50,000)		(10,000)	—	—
Outstanding as of September 30, 2025	—	—	—	—	4,000	—	—	58,000	38,000	26,000	20,000	390,000
Options vested and exercisable
At September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—	—
At September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000	—
At September 30, 2025	—	—	—	—	4,000	—	—	58,000	38,000	26,000	20,000	390,000
Weighted average fair value at the grant date (US$)	1.1	7.7	4.4	5.1	5.1	4.0	2.5	12.5	5.4	4.6	2.1	2.4

Schedule of share-based payment award stock options valuation assumptions

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25	26
Exercise price (US$)	20.7	16.5	8	9.1	8.2	5.19	5.3	15.85	7.23	6.79	2.15	2.71
Average risk-free interest rate	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%	1.37%	3.77%	4.17	3.94%
Expected option life (year)	5	5	5	5	5	5	5	5	5	10	5	10
Volatility rate	63.87%	52.40%	63.20%	64.60%	68.20%	103%	52.60%	109.90%	100.95%	73.64%	96.80	104.82%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—